Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
CURRENT ASSETS:
Cash and cash equivalents	$ 2,985	$ 5,528
Short term deposits	4,052	3,011
Prepaid expenses and other current assets	960	900
Short-term investment	6	1
Total current assets	8,003	9,440
NON-CURRENT ASSETS:
Operating lease right of use assets	47	69
Property, plant and equipment, net	5	5
Total non-current assets	52	74
Total assets	8,055	9,514
CURRENT LIABILITIES:
Trade payables	681	1,161
Current maturity of operating lease liability	48	56
Deferred revenues	405	405
Other accounts payable	1,091	1,109
Total current liabilities	2,225	2,731
NON-CURRENT LIABILITIES:
Long - term operating lease liability	1	15
Deferred revenues	974	1,176
Total long-term liabilities	975	1,191
CONTIGENT LIABILITIES AND COMMITMENTS
SHAREHOLDERS’ EQUITY:
Ordinary shares of no-par value - Authorized: 30,000,000 and 14,000,000 shares at June 30, 2026 and December 31, 2025, respectively; Issued and outstanding: 4,285,093 and 2,618,425 shares as of June 30, 2026 and December 31, 2025, respectively
Additional paid-in capital	184,518	180,654
Accumulated other comprehensive income	1,127	1,127
Accumulated deficit	(180,790)	(176,189)
Total shareholders’ equity	4,855	5,592
Total liabilities and shareholders’ equity	$ 8,055	$ 9,514